FAIR VALUE OF FINANCIAL INSTRUMENTS (Reconciliation of Warrant Liability) (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Purchases, issuance and settlements	$ 0	$ 1,114,439	$ 1,133,747	$ 741,028
Warrant [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning balance		498,976	498,976
Purchases, issuance and settlements			795,975	741,028
Total (gains) or losses			944,291	(242,052)
Transfers in or out of Level 3			(2,239,242)	0
Ending balance			$ 0	$ 498,976